Supplement to the
Fidelity® Variable Insurance Products
Index 500 Portfolio
Initial Class, Service Class,
and Service Class 2
April 30, 2006
Prospectus

Amitabh Dugar no longer serves as a portfolio manager of the fund.

The following information replaces the biographical information for Patrick Waddell found in the "Fund Management" section on page 10.

Patrick Waddell has been a Portfolio Manager with Geode since July 2006. He has served as a Portfolio Manager of the fund since July 2006, as well as for other registered investment companies. Prior to July 2006, Mr. Waddell was an Assistant Portfolio Manager with Geode and the fund since 2004. In addition to his portfolio management responsibilities, Mr. Waddell is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Waddell was employed by Fidelity in 1997 and served as a Senior Portfolio Assistant from 2002 to 2004.

The following information supplements the biographical information found in the "Fund Management" section on page 10.

Fergal Jackson has been an Assistant Portfolio Manager with Geode since August 2006. He has served as the Assistant Portfolio Manager of the fund, as well as for other registered investment companies, since October 2006. He serves as the performance attribution analyst for Geode managed index funds and is responsible for monitoring the Geode managed index funds' daily cash flows, quantitative research and new product development. Prior to joining Geode, Mr. Jackson was a Senior Fund Replication Analyst at Fidelity where he worked from May 1999 to July 2006.

VI5-06-02 December 21, 2006
1.797998.106

Supplement to the
Fidelity® Variable Insurance Products
Disciplined Small Cap Portfolio
Initial Class, Service Class, and
Service Class 2
April 30, 2006
Prospectus

Amitabh Dugar no longer serves as a portfolio manager of the fund.

The following information supplements the biographical information found in the "Fund Management" section on page 9.

Fergal Jackson has been an Assistant Portfolio Manager with Geode since August 2006. He has served as the Assistant Portfolio Manager of the fund, as well as for other registered investment companies, since October 2006. He serves as the performance attribution analyst for Geode managed index funds and is responsible for monitoring the Geode managed index funds' daily cash flows, quantitative research and new product development. Prior to joining Geode, Mr. Jackson was a Senior Fund Replication Analyst at Fidelity where he worked from May 1999 to July 2006.

The following information replaces the biographical information for Patrick Waddell found in the "Fund Management" section on page 9.

Patrick Waddell has been a Portfolio Manager with Geode since July 2006. He has served as a Portfolio Manager of the fund since July 2006, as well as for other registered investment companies. Prior to July 2006, Mr. Waddell was an Assistant Portfolio Manager with Geode and the fund since 2004. In addition to his portfolio management responsibilities, Mr. Waddell is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Waddell was employed by Fidelity in 1997 and served as a Senior Portfolio Assistant from 2002 to 2004.

VDSC-06-02 December 21, 2006
1.832801.101